NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2021
NONCONTROLLING INTEREST
Schedule of effects of changes in ownership interest of subsidiaries

	December 31,	December 31,	December 31,	December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
				(Note 3)
Net (loss) income attributable to The9 Limited	(177,795,168)	397,883,388	(13,015,392)	(2,042,399)
Transfers (to) from the noncontrolling interest:
Change in The9 Limited’s additional paid-in capital for adjustment on noncontrolling interest as a result of issuance of common shares of Red 5 upon vesting of stock options and restricted shares	—	—	—	—
Change from net (loss) income attributable to The9 Limited and transfers to noncontrolling interests	(177,795,168)	397,883,388	(13,015,392)	(2,042,399)